Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Level 2
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 59,350,470
Level 2 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 30,644,440
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 30,501,301
Significant unobservable inputs and range	Discount rate
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 143,139
Significant unobservable inputs and range	Price of underlying assets
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 1,610,475
Level 2 | Derivative assets | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 1,548,769
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Derivative assets | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 61,706
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 27,095,555
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,793,933
Level 3 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,122,565
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, Option model
Carrying value	₩ 6,628,747
Significant unobservable inputs and range	The volatility of the underlying asset(16.39%~42.56%) Correlations(1.26%~39.45%)
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV
Carrying value	₩ 493,818
Significant unobservable inputs and range	The volatility of the underlying asset(5.80%~41.00%) Correlations(0.00%~74.00%)
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 120,863
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 43,183
Significant unobservable inputs and range	The volatility of the underlying asset(2.20%~38.00%) Correlations(12.00%~82.00%)
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 44,848
Significant unobservable inputs and range	The volatility of the underlying asset(0.00%~1.00%) Regression coefficient(0.42%~1.65%) Correlations(44.93%~91.00%)
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 32,832
Significant unobservable inputs and range	The volatility of the underlying asset(1.00%~33.00%) Correlations(33.00%~67.00%)
Level 3 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 550,505
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 49,846
Significant unobservable inputs and range	Discount rate(8.43%~17.40%)
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 500,659
Significant unobservable inputs and range	Growth rate(0.00%~3.00%)